Segment Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from external customers:
Revenues from external customers	$ 6,860	$ 7,486	$ 7,930
Long-lived assets:
Long-lived assets	20,500	17,820	12,624
United States [Member]
Revenues from external customers:
Revenues from external customers	6,703	7,335	7,728
Long-lived assets:
Long-lived assets	19,260	16,940	12,041
Canada [Member]
Revenues from external customers:
Revenues from external customers	157	151	202
Long-lived assets:
Long-lived assets	$ 1,240	$ 880	$ 583